Condensed Consolidated Interim Statements of Operations (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Income Statement [Abstract]
Diluted net loss per ordinary share	$ (0.08)	$ (0.05)	$ (0.18)	$ (0.10)
Weighted average number of shares and vested RSUs used in computing net loss per ordinary share, diluted	105,079,508	101,685,915	104,563,467	101,381,153